Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Deferred revenue	$ 1,502	$ 2,135
Deferred revenue present of current	$ 884	$ 1,376
Deposits rate	8.33%
Tax benefit largest amount	50.00%
Warrants to purchase ordinary shares (in Shares)	1,034,000